OTHER LIABILITIES	12 Months Ended
Dec. 31, 2026
OTHER LIABILITIES
OTHER LIABILITIES
23. OTHER LIABILITIES

	12.31.2025	12.31.2024
Reduction of the Company's capital(1)	91,093	38,721
Reverse stock split and stock split(2)	824,723	—
Surplus from post-employment benefit plans (Note 31.)	786,546	728,559
Liabilities with ANATEL(3)	995,457	1,039,492
Third-party withholdings(4)	229,176	218,244
Liabilities with related parties (Note 29.)	138,628	133,928
Obligations to customers – refund	108,166	126,867
Other liabilities	106,476	74,660
Total	3,280,265	2,360,471

Current	1,531,414	716,984
Non-current	1,748,851	1,643,487

(1)Refers to the Company's capital reduction processes (note 24.a).
(2)Refers to the Company's reverse stock split and stock split processes (note 24.a.).
(3)Includes amounts related to the cost of renewing STFC and SMP licenses.
(4)Refers to withholdings on payroll and taxes withheld at source on interest on equity and on the provision of services.